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                       Seward & Kissel LLP
                       1200 G Street, N.W.
                            Suite 350
                     Washington, D.C.  20005


                                       November 8, 2001



VIA EDGAR
----------
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:  The Alliance Stock Funds:
              Alliance All-Asia Investment Fund, Inc.
              (File Nos.  33-84270 and 811-08776)
              Alliance Balanced Shares, Inc.
              (File Nos.  2-10988 and 811-00134)
              Alliance Global Small Cap Fund, Inc.
              (File Nos.  2-25364 and 811-01415)
              Alliance Greater China '97 Fund, Inc.
              (File Nos.  333-26229 and 811-08201)
              Alliance Growth and Income Fund, Inc.
              (File Nos.  2-11023 and 811-00126)
              Alliance Health Care Fund, Inc.
              (File Nos.  333-77953 and 811-09329)
              Alliance International Fund
              (File Nos.  2-70428 and 811-03130)
              Alliance International Premier Growth Fund, Inc.
              (File Nos.  333-41375 and 811-08527)
              Alliance New Europe Fund, Inc.
              (File Nos.  33-37848 and 811-06028)
              Alliance Premier Growth Fund, Inc.
              (File Nos.  33-49530 and 811-06730)
              Alliance Quasar Fund, Inc.
              (File Nos.  2-29901 and 811-01716)
              Alliance Technology Fund, Inc.
              (File Nos.  2-70427 and 811-03131)
              The Alliance Portfolios
              (File Nos.  33-12988 and 811-05088)
              The Korean Investment Fund, Inc.
              (File Nos.  33-43867 and 811-06467)

Dear Sir or Madam:

         On behalf of the above-referenced Alliance Stock Funds
(the "Funds"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we



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certify that the Prospectuses and Statements of Additional
Information for the Funds that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to each Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on October 31, 2001.

                                       Sincerely,


                                       /s/ Nora L. Sheehan
                                       --------------------------
                                           Nora L. Sheehan








































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